Income tax - Reconciliation of expected income tax to actual income tax expense (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥) ¥ / shares	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2020 CNY (¥) ¥ / shares	Mar. 31, 2019 CNY (¥) ¥ / shares
Income tax
Income before income tax expense	¥ 610,751	$ 93,219	¥ 578,812	¥ 356,461
Computed "expected" tax expense	152,688	23,305	144,703	89,115
PRC dividend withholding tax	2,000	305	4,500
Preferential tax rates	(68,027)	(10,383)	(70,580)	(51,428)
Others	(2,551)	(389)	26	890
Total income tax expense	¥ 94,546	$ 14,431	¥ 101,084	¥ 61,260
Impact of preferential tax rates for both basic and diluted per share | (per share)	¥ 0.56	$ 0.09	¥ 0.58	¥ 0.42
Hong Kong
Income tax
Non-PRC entities not subject to income tax	¥ 11	$ 2	¥ 11	¥ 16
Total income tax expense	0		0	0
British Virgin Islands
Income tax
Non-PRC entities not subject to income tax	(6,580)	(1,004)	3,328	14,154
Cayman Islands
Income tax
Non-PRC entities not subject to income tax	¥ 17,005	$ 2,595	¥ 19,096	¥ 8,513